Sales of Vessels (Details) $ in Thousands	1 Months Ended				3 Months Ended				9 Months Ended
	Jun. 30, 2017 vessel	Feb. 28, 2017 USD ($) vessel	Jan. 31, 2017 vessel	Aug. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) vessel	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($) vessel
Property, Plant and Equipment [Line Items]
Loss on sale of vessels						$ 7,926		$ 7,903	$ 12,495	$ 14,323
Proceeds from financing related to sales and leaseback of vessels									153,000	0
Sale price									$ 45,859	14,078
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Aframax Tanker
Property, Plant and Equipment [Line Items]
Loss on sale of vessels						$ 4,200
Number of vessels | vessel						1			1
Write-downs									$ 2,800
Number of vessels sold | vessel	1
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Aframax Tanker | Scenario, Forecast
Property, Plant and Equipment [Line Items]
Write-downs					$ 3,800
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Suezmax Tankers
Property, Plant and Equipment [Line Items]
Loss on sale of vessels									1,500
Number of vessels | vessel		1
Sale price		$ 1,300
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Suezmax Tankers 2
Property, Plant and Equipment [Line Items]
Loss on sale of vessels									$ 300
Number of vessels sold | vessel			1
Sale price							$ 16,900
Disposal Group, Disposed of by Sale, Not Discontinued Operations | MR Tankers
Property, Plant and Equipment [Line Items]
Loss on sale of vessels				$ 100				$ 7,800		$ 14,200
Number of vessels sold | vessel								2		2
Sale price				$ 14,000
Discontinued Operations, Held-for-sale | MR Tankers
Property, Plant and Equipment [Line Items]
Number of vessels | vessel								1		1